Business Combinations - Acquisition of Community Southern Holdings, Inc - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Mar. 31, 2016
Business Acquisition [Line Items]
Business acquisition, assets			$ 300,045	$ 300,045
Business acquisition, liabilities assumed			267,121	267,121
Merger and acquisition related expenses		$ 258	1,501
Business acquisition, Fair value of loan portfolio			179,408	179,408
Community Southern Holdings Inc [Member]
Business Acquisition [Line Items]
Business acquisition ownership percentage	100.00%
Payment to acquire business	$ 30,300
Business acquisition, assets	250,400		250,397	250,397
Business acquisition, liabilities assumed	214,400		220,103	220,103
Exchange in preferred stock to US Treasury	5,700
Merger and acquisition related expenses	1,300
Business acquisition, liabilities and equity assumed	$ 214,400
Business acquisition, loan portfolio				170,000
Business acquisition, Fair value of loan portfolio			$ 171,476	$ 171,476